UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Core Bond Portfolio

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Core Bond Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Core Bond Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Portfolio	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$700,764,330
# of Portfolio Holdings	377
Portfolio Turnover Rate	146%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Exchange-Traded Funds	2.7%
Short-Term Investments	4.8%
Collateralized Mortgage Obligations	5.0%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	16.5%
Corporate Bonds	24.2%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
13.1%
AA
54.1%
A
13.7%
BBB
14.4%
BB
2.5%
B
0.9%
CCC or Lower
0.2%
Not Rated
3.8%
Cash & Equivalents
(2.7%)

Table Summary
Value	Value
Cash & Equivalents	(2.7%)
Not Rated	3.8%
CCC or Lower	0.2%
B	0.9%
BB	2.5%
BBB	14.4%
A	13.7%
AA	54.1%
AAA	13.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Core Bond Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

Core Bond Port.-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.9%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$1,617	$ 1,645,209
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(1)	815	813,766
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	616	619,365
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29(1)	182	182,155
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33(1)	1,368	1,362,773
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	1,403	1,410,029
Bridge Trust, Series 2025-SFR1, Class C, 4.20%, 9/17/42(1)	992	925,373
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,831	1,838,703
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	1,642	1,641,330
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	779	783,964
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	503	503,458
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,490	2,489,908
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,125	1,134,963
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,905	1,870,100
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,176,095
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	312	308,934
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,701,560
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	309,599
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	2,274	2,197,421
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	1,276	1,197,367
FIGRE Trust:
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	890	883,961
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(3)	574	571,713
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)	1,566	1,565,493
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,668,466
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,225	1,179,506
Security	Principal Amount (000's omitted)	Value
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	$894	$ 899,457
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	910	907,528
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	485	478,341
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,099	2,083,186
Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.049%, 4/17/56(1)	1,585	1,577,623
Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	2,407	2,410,879
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	129	128,292
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,495	2,371,598
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	1,277	1,256,860
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,019	1,013,451
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,302	1,248,506
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)	766	727,050
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	464	460,217
OBX Trust, Series 2025-HE1, Class A1, 5.228%, (30-day SOFR Average + 1.60%), 2/25/55(1)(4)	1,185	1,192,023
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	145	142,939
Series 2021-C, Class A, 2.18%, 10/8/31(1)	871	858,994
Pagaya AI Debt Grantor Trust, Series 2026-R2, Class A2, 5.209%, 2/15/34(1)	3,780	3,770,381
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	335	336,667
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	209	209,124
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,096,848
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	743	752,795
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	972	933,976
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,482	1,490,991
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	618	625,626
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	350	352,074
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044%, 6/27/33(1)	1,768	1,765,107

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	$1,929	$ 1,910,909
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.248%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	1,181	1,189,681
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	525	503,125
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	612	546,552
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	1,864	1,849,941
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,100	1,105,863
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,723	1,710,207
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	348	327,690
STAR Trust:
Series 2025-SFR5, Class A, 5.076%, (1 mo. SOFR + 1.45%), 2/17/42(1)(4)	3,446	3,449,840
Series 2025-SFR6, Class B, 5.276%, (1 mo. SOFR + 1.65%), 8/17/42(1)(4)	1,656	1,656,912
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	809	795,482
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	650	637,626
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	191	145,444
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,660	1,569,887
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,532	1,344,134
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A, 5.31%, 5/20/52(1)	1,097	1,102,047
Tricon Trust:
Series 2026-SFR2, Class A, 4.903%, (1 mo. SOFR + 1.30%), 6/17/43(1)(4)	5,425	5,434,243
Series 2026-SFR2, Class B, 5.003%, (1 mo. SOFR + 1.40%), 6/17/43(1)(4)	1,700	1,701,403
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	980	977,226
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)	2,039	2,017,111
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	1,937	2,214,088
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	701	941,404
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,129,984
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	862,547
VINE Trust, Series 2024-SFR1, Class B, 4.50%, 3/17/41(1)	1,890	1,840,226
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)	$1,859	$ 1,846,253
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	712	690,586
Series 2020-A, Class C, 6.657%, 3/15/45(1)	74	73,527
Total Asset-Backed Securities (identified cost $104,968,576)		$104,645,682

Collateralized Mortgage Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	$1,289	$ 1,265,725
Champs Trust, Series 2025-2, Class A, 7.639%, 10/25/60(1)(3)	1,654	1,714,833
Chase Home Lending Mortgage Trust:
Series 2026-1, Class A2, 5.50%, 11/25/56(1)(3)	2,194	2,187,782
Series 2026-3, Class A3, 5.50%, 1/25/57(1)(3)	1,432	1,427,415
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	420	420,858
FARM Mortgage Trust, Series 2024-2, Class A, 5.155%, 8/1/54(1)(3)	1,071	982,303
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	168	174,878
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(4)	1,527	1,542,110
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(4)	1,734	1,742,941
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(4)	1,491	1,497,131
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 4.928%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	87	87,584
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	21	20,830
Series 2013-6, Class HD, 1.50%, 12/25/42	38	33,950
Series 2014-70, Class KP, 3.50%, 3/25/44	171	166,371
Series 2024-48, Class FC, 4.728%, (30-day SOFR Average + 1.10%), 7/25/54(4)	2,328	2,345,840
Series 2024-82, Class FY, 4.928%, (30-day SOFR Average + 1.30%), 11/25/54(4)	970	977,403
Series 2025-12, Class GF, 4.978%, (30-day SOFR Average + 1.35%), 3/25/55(4)	1,291	1,303,335
Series 2025-75, Class FA, 4.678%, (30-day SOFR Average + 1.05%), 9/25/55(4)	1,174	1,177,336
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	2,005	2,021,495

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	$635	$ 661,797
Series 2023-84, Class MW, 6.00%, 6/20/53	653	677,791
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(4)	2,160	2,166,479
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(4)	1,774	1,789,554
Series 2025-59, Class AF, 4.659%, (30-day SOFR Average + 1.05%), 2/20/65(4)	2,116	2,133,511
Series 2025-211, Class FE, 4.609%, (30-day SOFR Average + 1.00%), 12/20/65(4)	2,265	2,276,037
PNMAC GMSR Issuer Trust, Series 2026-GT1, Class A, 3.648%, 5/25/31(1)(4)	2,140	2,150,700
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	1,470	1,476,410
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(3)	932	935,900
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(3)	1,867	1,861,630
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(3)	606	608,311
Total Collateralized Mortgage Obligations (identified cost $37,688,216)		$ 37,828,240

Commercial Mortgage-Backed Securities — 8.5%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$3,325	$ 3,133,126
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,635	1,476,956
BAMLL Trust, Series 2024-BHP, Class A, 5.975%, (1 mo. SOFR + 2.35%), 8/15/39(1)(4)	1,890	1,899,995
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.125%, (1 mo. SOFR + 1.50%), 11/15/42(1)(4)	2,985	2,995,732
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.225%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	1,481	1,486,036
BX Trust:
Series 2025-GW, Class B, 5.475%, (1 mo. SOFR + 1.85%), 7/15/42(1)(4)	1,745	1,754,277
Series 2026-CLS, Class A, 5.025%, (1 mo. SOFR + 1.40%), 5/15/43(1)(4)	2,170	2,175,240
CRSNT Trust, Series 2026-MOON, Class A, 5.025%, (1 mo. SOFR + 1.40%), 2/15/43(1)(4)	1,605	1,607,935
DBC Mortgage Trust, Series 2025-DBC, Class A, 4.976%, (1 mo. SOFR + 1.35%), 11/15/42(1)(4)	1,180	1,182,634
Security	Principal Amount (000's omitted)	Value
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 6.019%, 8/10/42(1)(3)	$1,925	$ 1,949,582
Extended Stay America Trust:
Series 2026-ESH2, Class A, 4.825%, (1 mo. SOFR + 1.20%), 2/15/43(1)(4)	1,270	1,272,645
Series 2026-ESH2, Class C, 5.225%, (1 mo. SOFR + 1.60%), 2/15/43(1)(4)	414	417,070
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.169%, 3/25/28(3)	388	379,942
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,172,721
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class B, 5.475%, (1 mo. SOFR + 1.85%), 12/15/39(1)(4)	1,750	1,755,721
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,144,707
Great Wolf Trust, Series 2024-WOLF, Class A, 5.167%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	3,819	3,830,892
GSJP Trust, Series 2025-BEDS, Class A, 5.125%, (1 mo. SOFR + 1.50%), 12/15/42(1)(4)	1,868	1,861,394
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.018%, (1 mo. SOFR + 1.393%), 3/15/42(1)(4)	1,300	1,303,898
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	2,306	2,310,236
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 5.512%, 9/15/47(1)(3)	260	174,842
Series 2014-C23, Class D, 4.173%, 9/15/47(1)(3)	2,000	1,858,009
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(3)	67	65,654
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(4)	2,513	2,520,551
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.125%, (1 mo. SOFR + 1.50%), 6/15/39(1)(4)	1,795	1,802,249
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.571%, 5/15/49(3)(5)	993	938,540
NYCT Trust, Series 2024-3ELV, Class A, 5.616%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	1,000	1,001,709
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.836%, (1 mo. SOFR + 1.201%), 11/15/38(1)(4)	1,883	1,884,845
ORL Trust:
Series 2024-GLKS, Class A, 5.118%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	2,081	2,087,253
Series 2024-GLKS, Class B, 5.517%, (1 mo. SOFR + 1.892%), 12/15/39(1)(4)	688	690,695
PENN Commercial Mortgage Trust, Series P11, Class A, 5.522%, 8/10/42(1)(3)	1,410	1,425,298
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.017%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	872	874,124

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
TX Trust, Series 2024-HOU, Class A, 5.217%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	$1,995	$ 1,995,563
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(3)	523	539,692
U.K. Logistics DAC, Series 2026-2A, Class A, 5.083%, (SONIA + 1.35%), 8/15/36(1)(4)	1,267	1,683,960
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	480,948
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(3)	1,340	1,345,050
Total Commercial Mortgage-Backed Securities (identified cost $60,062,292)		$ 59,479,721

Corporate Bonds — 26.7%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.7%
Boeing Co.:
5.805%, 5/1/50	$2,254	$ 2,228,296
5.93%, 5/1/60	360	354,378
Hexcel Corp., 5.875%, 2/26/35	2,000	2,073,635
		$ 4,656,309
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$1,905	$ 1,903,673
		$ 1,903,673
Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	$660	$ 654,744
		$ 654,744
Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	$210	$ 209,287
6.054%, 11/5/31	301	304,819
7.35%, 3/6/30	1,082	1,144,705
Hyundai Capital America:
4.50%, 9/18/30(1)	2,417	2,374,235
4.55%, 1/8/31(1)	1,184	1,164,973
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,710	1,681,999
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,120,446
		$ 9,000,464
Security	Principal Amount (000's omitted)	Value
Banks — 8.7%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,300	$ 1,307,292
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	994,349
4.175% to 3/24/27, 3/24/28(6)	200	199,468
5.294%, 8/18/27	400	403,059
Bank of America Corp.:
4.456% to 2/6/31, 2/6/32(6)	1,830	1,798,215
4.695% to 4/23/31, 4/23/32(6)	5,541	5,495,581
5.511% to 1/24/35, 1/24/36(6)	1,970	2,012,481
5.872% to 9/15/33, 9/15/34(6)	943	985,962
5.933% to 9/15/26, 9/15/27(6)	2,225	2,231,613
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(6)	2,125	2,134,409
Barclays PLC, 6.496% to 9/13/26, 9/13/27(6)	1,129	1,133,242
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	981,150
7.625% to 2/11/30, 2/11/35(1)(6)	673	695,545
BNP Paribas SA:
5.335% to 6/12/28, 6/12/29(1)(6)	1,494	1,511,388
7.75% to 8/16/29(1)(6)(7)	787	824,766
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(6)	1,060	1,089,833
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	985	991,367
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(6)	852	833,466
4.594% to 4/20/29, 4/20/30(6)	2,035	2,023,777
5.218% to 4/23/30, 4/23/31(6)	1,122	1,133,380
ING Groep NV, 5.525% to 3/25/35, 3/25/36(6)	1,493	1,516,821
JPMorgan Chase & Co.:
4.622% to 4/23/31, 4/23/32(6)	2,259	2,233,428
4.898% to 1/22/36, 1/22/37(6)	1,104	1,075,462
5.581% to 4/22/29, 4/22/30(6)	1,745	1,783,478
Nykredit Realkredit AS, 3.50%, 10/1/56(8)	74,640	10,982,853
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28	750	757,889
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(6)	680	696,174
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(6)	50	51,283
Royal Bank of Canada, 4.612% to 5/3/31, 5/3/32(6)	2,391	2,364,544
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,723,383
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	2,181	2,255,682
Truist Financial Corp., 4.68% to 4/23/31, 4/23/32(6)	3,790	3,741,936
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,246	1,098,752

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	$611	$ 614,477
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,188,288
		$ 60,864,793
Building Materials — 0.3%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$1,278	$ 1,296,325
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	1,005	1,007,565
		$ 2,303,890
Commercial Banks — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	$1,025	$ 1,027,677
		$ 1,027,677
Commercial Services — 0.2%
Ford Foundation, 2.415%, 6/1/50	$650	$ 387,526
Herc Holdings, Inc., 6.00%, 3/15/34(1)	1,025	1,019,245
		$ 1,406,771
Computers — 0.1%
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	$1,005	$ 1,022,117
		$ 1,022,117
Diversified Financial Services — 4.8%
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(6)	$1,225	$ 1,215,362
Apollo Global Management, Inc., 5.70%, 3/30/36	500	501,925
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,914,334
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	894	871,955
5.795%, 4/24/35	1,097	1,121,547
6.077%, 9/15/55	1,683	1,691,413
CI Financial Corp., 7.50%, 5/30/29(1)	1,990	2,086,340
Citadel Finance LLC, 5.15%, 2/14/31(1)	738	721,378
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	1,275	1,304,174
Enact Holdings, Inc., 6.25%, 5/28/29	2,250	2,316,601
Equitable America Global Funding, 5.125%, 6/15/31(1)	746	748,961
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)	150	150,693
6.375%, 7/1/34	3,040	3,101,849
Jefferies Financial Group, Inc.:
5.125%, 4/28/31	1,227	1,211,563
5.50%, 2/15/36	1,396	1,347,821
6.20%, 4/14/34	1,011	1,035,085
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	$570	$ 554,280
4.375%, 5/15/31(1)	790	759,639
5.75%, 6/15/35	1,215	1,218,556
Marex Group PLC:
5.68%, 4/21/31	181	181,146
6.404%, 11/4/29	1,628	1,669,094
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)	1,133	1,127,267
Nuveen LLC, 5.85%, 4/15/34(1)	1,169	1,197,582
Raymond James Financial, Inc., 5.65%, 9/11/55	1,113	1,082,788
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	2,080	1,947,306
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	322	315,576
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,527	1,362,089
		$ 33,756,324
Electric — 1.5%
Capital Power U.S. Holdings, Inc., 5.257%, 6/1/28(1)	$1,400	$ 1,408,937
Engie SA, 5.625%, 4/10/34(1)	2,250	2,329,227
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	2,095	2,127,669
PacifiCorp:
5.80%, 4/15/36	500	513,406
5.80%, 1/15/55	788	752,061
Vistra Operations Co. LLC:
5.25%, 10/15/35(1)	750	729,899
5.70%, 12/30/34(1)	1,765	1,785,077
VoltaGrid LLC, 7.375%, 11/1/30(1)	750	778,992
		$ 10,425,268
Healthcare Services — 0.5%
Centene Corp.:
3.375%, 2/15/30	$1,589	$ 1,481,813
4.625%, 12/15/29	798	774,528
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	875,575
		$ 3,131,916
Insurance — 3.2%
American National Global Funding, 5.25%, 6/3/30(1)	$875	$ 876,218
American National Group, Inc.:
5.75%, 10/1/29	450	457,156
6.00%, 7/15/35	392	390,739
6.144%, 6/13/32(1)	308	317,802
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	958	966,020

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Athene Global Funding, 4.86%, 8/27/26(1)	$2,432	$ 2,433,733
Athene Holding Ltd., 6.625%, 5/19/55	1,198	1,165,890
Fortitude Global Funding:
4.625%, 10/6/28(1)	1,805	1,785,929
5.50%, 6/12/31(1)	1,575	1,583,727
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	694	709,708
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,487	2,232,446
6.75%, 3/15/54(1)	2,158	2,059,564
Intact Financial Corp., 5.459%, 9/22/32(1)	1,159	1,189,765
Liberty Mutual Group, Inc.:
4.125% to 9/15/26, 12/15/51(1)(6)	1,416	1,406,188
5.25%, 5/1/36(1)	1,740	1,720,557
NLG Global Funding, 4.35%, 9/15/30(1)	925	905,563
Sammons Financial Group, Inc., 5.95%, 6/15/36(1)	920	921,923
Willis North America, Inc.:
4.55%, 3/15/31	605	594,329
5.15%, 3/15/36	451	442,386
		$ 22,159,643
Internet — 0.4%
Uber Technologies, Inc., 4.80%, 9/15/34	$2,700	$ 2,650,453
		$ 2,650,453
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	$1,005	$ 1,005,215
		$ 1,005,215
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$601	$ 617,480
6.00%, 6/14/30	1,680	1,727,897
		$ 2,345,377
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$696	$ 449,730
5.375%, 5/1/47	2,479	2,008,000
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	971	987,590
		$ 3,445,320
Security	Principal Amount (000's omitted)	Value
Mining — 0.1%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 929,143
		$ 929,143
Oil and Gas — 0.4%
Diamondback Energy, Inc., 5.40%, 4/18/34	$819	$ 831,007
Sunoco LP, 4.625%, 5/1/30(1)	990	956,841
WBI Operating LLC, 6.25%, 10/15/30(1)	1,005	1,011,131
		$ 2,798,979
Pharmaceuticals — 0.6%
AbbVie, Inc., 5.40%, 3/15/54	$1,950	$ 1,875,188
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	933	879,566
5.34%, 5/19/63	1,525	1,404,036
		$ 4,158,790
Real Estate Investment Trusts (REITs) — 0.6%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	$1,649	$ 1,607,932
EPR Properties:
3.60%, 11/15/31	545	499,834
4.75%, 11/15/30	247	241,812
4.95%, 4/15/28	751	751,407
Essential Properties LP, 5.375%, 7/15/36	1,174	1,158,828
		$ 4,259,813
Software — 1.1%
Fiserv, Inc., 5.35%, 3/15/31	$1,080	$ 1,087,847
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	1,409	1,474,732
Oracle Corp.:
3.60%, 4/1/50	1,225	745,521
3.95%, 3/25/51	587	375,868
5.55%, 2/6/53	1,000	806,195
5.70%, 2/4/36	2,228	2,158,501
6.00%, 8/3/55	573	488,246
6.55%, 2/4/46	620	584,785
		$ 7,721,695
Telecommunications — 0.8%
AT&T, Inc., 3.50%, 9/15/53	$1,093	$ 710,077
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)	2,585	2,458,740

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
TELUS Corp., 6.375% to 3/9/31, 6/9/56(6)	$1,100	$ 1,100,612
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,098	1,146,926
		$ 5,416,355
Total Corporate Bonds (identified cost $187,728,769)		$187,044,729

Exchange-Traded Funds — 3.0%
Security	Shares	Value
Fixed-Income Funds — 3.0%
Eaton Vance Short Duration Income ETF(9)	285,000	$ 14,493,675
Eaton Vance Ultra-Short Income ETF(9)	130,000	6,604,000
Total Exchange-Traded Funds (identified cost $21,105,190)		$ 21,097,675

Preferred Stocks — 0.2%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,090,134
		$ 1,090,134
Total Preferred Stocks (identified cost $2,098,025)		$ 1,090,134

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,263,935
		$ 1,263,935
Water and Sewer — 0.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 751,832
Green Bonds, 2.184%, 9/1/31	650	584,728
Green Bonds, 2.264%, 9/1/32	585	516,613
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue: (continued)
Green Bonds, 2.344%, 9/1/33	$635	$ 551,021
		$ 2,404,194
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,668,129

U.S. Government Agency Mortgage-Backed Securities — 27.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$503	$ 442,615
3.00%, with various maturities to 2046	2,142	1,930,263
3.50%, with various maturities to 2048	2,065	1,921,691
4.00%, with various maturities to 2047	1,576	1,505,747
4.50%, with various maturities to 2044	486	481,766
5.00%, 11/1/54	6,700	6,611,194
5.50%, with various maturities to 2055	38,538	38,786,463
6.00%, 6/1/53	254	260,384
Federal National Mortgage Association:
2.50%, 3/1/47	604	517,985
3.00%, 7/1/49	528	469,122
3.50%, with various maturities to 2047	3,180	2,961,527
4.00%, with various maturities to 2046	1,100	1,051,798
4.50%, 2/1/44	176	173,348
5.00%, 7/1/41	157	157,689
5.50%, with various maturities to 2055	38,563	38,796,341
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,499	2,128,048
3.50%, 12/20/45	664	613,390
5.50%, 6/20/53	1,803	1,842,727
6.00%, with various maturities to 2053	384	398,340
7.00%, 6/20/53	626	657,713
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(10)	5,930	5,542,002
4.50%, 30-Year, TBA(10)	13,125	12,583,081
5.00%, 30-Year, TBA(10)	75,752	74,441,138
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $196,085,663)		$194,274,372

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 18.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/46	$923	$ 602,294
3.375%, 8/15/42	16,455	13,736,068
3.625%, 5/15/53	17,541	14,022,442
3.875%, 5/15/43	723	639,276
4.50%, 11/15/54	651	606,129
4.625%, 5/15/44	1,399	1,351,948
4.75%, 11/15/43	17,070	16,794,788
4.75%, 2/15/45	477	466,724
5.00%, 5/15/37	857	900,017
U.S. Treasury Notes:
0.625%, 8/15/30	27	23,386
1.125%, 2/29/28	7,680	7,308,450
1.25%, 8/15/31	44	38,036
1.875%, 2/28/27	1,143	1,127,311
2.75%, 4/30/27	18,000	17,809,071
3.125%, 8/31/27	3,713	3,670,939
3.50%, 1/31/28	2,593	2,566,462
3.875%, 4/30/30	3,153	3,119,191
4.00%, 2/28/30	1,640	1,630,295
4.00%, 2/15/34	3,955	3,864,622
4.125%, 9/30/27	1,600	1,599,687
4.125%, 11/30/29	25,985	25,947,444
4.25%, 5/15/35	7,188	7,104,046
4.25%, 8/15/35	360	355,458
4.375%, 8/15/26	1,300	1,300,723
4.625%, 2/15/35	789	801,606
Total U.S. Treasury Obligations (identified cost $127,817,512)		$127,386,413

Short-Term Investments — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(11)	37,246,353	$ 37,246,353
Total Short-Term Investments (identified cost $37,246,353)		$ 37,246,353
Total Investments — 110.4% (identified cost $778,920,596)		$773,761,448
Other Assets, Less Liabilities — (10.4)%		$(72,997,118)
Net Assets — 100.0%		$700,764,330
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $250,734,492 or 35.8% of the Portfolio's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $10,982,853 or 1.6% of the Portfolio's net assets.
(9)	Affiliated fund (see Note 7).
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2026.

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,134,422	DKK	71,362,726	Credit Agricole Corporate and Investment Bank	9/16/26	$181,513	$ —
USD	11,098,230	DKK	71,362,726	JPMorgan Chase Bank, N.A.	9/16/26	145,320	—
USD	2,220,153	EUR	1,910,894	JPMorgan Chase Bank, N.A.	9/16/26	29,860	—
USD	2,649,190	GBP	1,974,676	Citibank, N.A.	9/16/26	29,895	—
						$386,588	$—
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	670	Long	9/30/26	$ 71,721,407	$ 91,323
U.S. 10-Year Treasury Note	237	Long	9/21/26	26,044,078	100,823
U.S. Long Treasury Bond	292	Long	9/21/26	33,142,000	577,404
U.S. Ultra 10-Year Treasury Note	406	Long	9/21/26	45,662,312	328,848
Euro-Bund	(79)	Short	9/8/26	(11,699,493)	(118,764)
U.S. 2-Year Treasury Note	(119)	Short	9/30/26	(24,529,805)	206
U.S. Ultra-Long Treasury Bond	(6)	Short	9/21/26	(696,938)	1,303
					$981,143
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $719,520,008)	$714,478,880
Affiliated investments, at value (identified cost $59,400,588)	59,282,568
Cash	12,341
Deposits for forward commitment securities	902,000
Deposits for derivatives collateral — futures contracts	3,707,795
Foreign currency, at value (identified cost $11,034,160)	10,967,935
Interest and dividends receivable	4,571,705
Interest and dividends receivable from affiliated investments	248,642
Receivable for investments sold	4,671,231
Receivable for open forward foreign currency exchange contracts	386,588
Receivable from affiliates	59,557
Trustees' deferred compensation plan	69,303
Total assets	$799,358,545
Liabilities
Cash collateral due to brokers	$902,000
Payable for forward commitment securities	96,704,056
Payable for variation margin on open futures contracts	521,393
Payable to affiliates:
Investment adviser fee	257,526
Trustees' fees	10,585
Trustees' deferred compensation plan	69,303
Accrued expenses	129,352
Total liabilities	$98,594,215
Net Assets applicable to investors' interest in Portfolio	$700,764,330

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $7,518)	$52,800
Dividend income from affiliated investments	1,777,875
Interest income (net of foreign taxes withheld of $891)	15,047,833
Interest income from affiliated investments	22,828
Other income	1,635
Total investment income	$16,902,971
Expenses
Investment adviser fee	$1,654,977
Trustees’ fees and expenses	20,428
Custodian fee	139,494
Legal and accounting services	88,094
Miscellaneous	13,093
Total expenses	$1,916,086
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$186,264
Total expense reductions	$186,264
Net expenses	$1,729,822
Net investment income	$15,173,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(9,871,633)
Futures contracts	(6,059,136)
Foreign currency transactions	(12,177)
Forward foreign currency exchange contracts	380,131
Net realized loss	$(15,562,815)
Change in unrealized appreciation (depreciation):
Investments	$2,694,491
Investments - affiliated investments	(159,948)
Futures contracts	2,082,578
Foreign currency	(69,803)
Forward foreign currency exchange contracts	416,822
Net change in unrealized appreciation (depreciation)	$4,964,140
Net realized and unrealized loss	$(10,598,675)
Net increase in net assets from operations	$4,574,474

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$15,173,149	$24,543,277
Net realized gain (loss)	(15,562,815)	5,189,689
Net change in unrealized appreciation (depreciation)	4,964,140	21,349,085
Net increase in net assets from operations	$4,574,474	$51,082,051
Capital transactions:
Contributions	$38,348,773	$204,042,651
Withdrawals	(101,134,862)	(78,030,141)
Net increase (decrease) in net assets from capital transactions	$(62,786,089)	$126,012,510
Net increase (decrease) in net assets	$(58,211,615)	$177,094,561
Net Assets
At beginning of period	$758,975,945	$581,881,384
At end of period	$700,764,330	$758,975,945

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2026
Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.52%(2)	0.52%	0.51%	0.51%	0.50%	0.50%
Net expenses	0.47%(2)(3)	0.47%(3)	0.49%(3)	0.49%(3)	0.49%(3)	0.49%
Net investment income	4.13%(2)	3.55%	4.22%	3.74%	2.58%	2.06%
Portfolio Turnover(4)	146%(5)	388%	375%	227%	102%	122%
Total Return	0.67%(5)	7.68%	2.90%	6.08%	(13.13)%	0.70%
Net assets, end of period (000’s omitted)	$700,764	$758,976	$581,881	$593,639	$571,500	$570,872
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended June 30, 2026, 0.02% of average daily net assets for the year ended December 31, 2025, less than 0.01% of average daily net assets for the year ended December 31, 2024 and less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(4)	Includes the effect of To Be Announced (TBA) transactions.
(5)	Not annualized.

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2026, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 51.5% and 48.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Preferred securities and exchange-traded funds listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
K  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
L  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2026, the Portfolio's investment adviser fee amounted to $1,654,977 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $110,497 of the Portfolio’s operating expenses for the six months ended June 30, 2026. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $75,767 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the six months ended June 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$200,053,884	$177,113,703
U.S. Government and Agency Securities	903,598,959	939,511,341
	$1,103,652,843	$1,116,625,044
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$779,823,548
Gross unrealized appreciation	$4,856,975
Gross unrealized depreciation	(9,551,344)
Net unrealized depreciation	$(4,694,369)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2026 is included in the Portfolio of Investments. At June 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Portfolio enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2026, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Not applicable	$ —	$1,099,907(1)	$1,099,907
Receivable for open forward foreign currency exchange contracts	386,588	—	386,588
Total Asset Derivatives	$386,588	$1,099,907	$1,486,495
Derivatives not subject to master netting or similar agreements	$ —	$1,099,907	$1,099,907
Total Asset Derivatives subject to master netting or similar agreements	$386,588	$ —	$386,588
Not applicable	$ —	$(118,764)(1)	$(118,764)
Total Liability Derivatives not subject to master netting or similar agreements	$ —	$(118,764)	$(118,764)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of June 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$29,895	$ —	$ —	$ —	$29,895
Credit Agricole Corporate and Investment Bank	181,513	—	—	—	181,513
JPMorgan Chase Bank, N.A.	175,180	—	(175,180)	—	—
	$386,588	$—	$(175,180)	$—	$211,408
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$(6,059,136)	$(6,059,136)
Forward foreign currency exchange contracts	380,131	—	380,131
Total	$380,131	$(6,059,136)	$(5,679,005)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$2,082,578	$2,082,578
Forward foreign currency exchange contracts	416,822	—	416,822
Total	$416,822	$2,082,578	$2,499,400
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)
$248,149,000	$86,498,000	$16,521,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
7  Affiliated Investments
At June 30, 2026, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $59,282,568, which represents 8.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.571%, 5/15/49	$ 920,308	$ —	$ —	$ —	$ 18,232	$ 938,540	$ 22,828	$993,200

Core Bond Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$14,661,455	$ —	$ —	$ —	$(167,780)	$14,493,675	$322,752	285,000
Eaton Vance Ultra-Short Income ETF	6,614,400	—	—	—	(10,400)	6,604,000	142,920	130,000
Short-Term Investments
Liquidity Fund	67,500,581	148,451,053	(178,705,281)	—	—	37,246,353	1,312,203	37,246,353
Total				$ —	$(159,948)	$59,282,568	$1,800,703
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$104,645,682	$ —	$104,645,682
Collateralized Mortgage Obligations	—	37,828,240	—	37,828,240
Commercial Mortgage-Backed Securities	—	59,479,721	—	59,479,721
Corporate Bonds	—	187,044,729	—	187,044,729
Exchange-Traded Funds	21,097,675	—	—	21,097,675
Preferred Stocks	1,090,134	—	—	1,090,134
Taxable Municipal Obligations	—	3,668,129	—	3,668,129
U.S. Government Agency Mortgage-Backed Securities	—	194,274,372	—	194,274,372
U.S. Treasury Obligations	—	127,386,413	—	127,386,413
Short-Term Investments	37,246,353	—	—	37,246,353
Total Investments	$59,434,162	$714,327,286	$—	$773,761,448
Forward Foreign Currency Exchange Contracts	$ —	$ 386,588	$ —	$ 386,588
Futures Contracts	1,099,907	—	—	1,099,907
Total	$60,534,069	$714,713,874	$—	$775,247,943
Liability Description
Futures Contracts	$ (118,764)	$ —	$ —	$ (118,764)
Total	$ (118,764)	$ —	$ —	$ (118,764)

Eaton Vance
Core Bond Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Core Bond Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to

Eaton Vance
Core Bond Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.

Eaton Vance
Core Bond Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

The Board also considered direct and indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EAGIX-NCSR    6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 21, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026